Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Basic net earnings	$ (62,022)	$ 227,126	$ 124,755	$ 67,800	$ 210,427	$ 245,447	$ 147,041	$ 111,031	$ 357,659	$ 713,946	$ 488,025
Earnings allocated to participating securities, Basic									(1,514)	(2,321)	(1,919)
Net earnings available to common stockholders, Basic									$ 356,145	$ 711,625	$ 486,106
Average shares outstanding									320,565	319,838	319,077
Basic net earnings per share	$ (0.19)	$ 0.71	$ 0.39	$ 0.21	$ 0.66	$ 0.76	$ 0.46	$ 0.35	$ 1.11	$ 2.22	$ 1.52
Diluted net earnings	$ (62,022)	$ 227,126	$ 124,755	$ 67,800	$ 210,427	$ 245,447	$ 147,041	$ 111,031	$ 357,659	$ 713,946	$ 488,025
Earnings allocated to participating securities, Diluted									(1,514)	(2,321)	(1,919)
Net earnings available to common stockholders, Diluted									$ 356,145	$ 711,625	$ 486,106
Basic shares outstanding									320,565	319,838	319,077
Dilutive effect of stock options and other									128	289	189
Diluted average shares outstanding									320,693	320,127	319,266
Diluted net earnings per share	$ (0.19)	$ 0.71	$ 0.39	$ 0.21	$ 0.65	$ 0.76	$ 0.46	$ 0.35	$ 1.11	$ 2.22	$ 1.52